BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES	12 Months Ended
Dec. 31, 2012
BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES
BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES

13. BROKERAGE RECEIVABLES AND BROKERAGE
PAYABLES

The Company has receivables and payables for financial instruments purchased from and sold to brokers, dealers and customers, which arise in the ordinary course of business. The Company is exposed to risk of loss from the inability of brokers, dealers or customers to pay for purchases or to deliver the financial instruments sold, in which case the Company would have to sell or purchase the financial instruments at prevailing market prices. Credit risk is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transaction and replaces the broker, dealer or customer in question.
     The Company seeks to protect itself from the risks associated with customer activities by requiring customers to maintain margin collateral in compliance with regulatory and internal guidelines. Margin levels are monitored daily, and customers deposit additional collateral as required. Where customers cannot meet collateral requirements, the Company will liquidate sufficient underlying financial instruments to bring the customer into compliance with the required margin level.
     Exposure to credit risk is impacted by market volatility, which may impair the ability of clients to satisfy their obligations to the Company. Credit limits are established and closely monitored for customers and for brokers and dealers engaged in forwards, futures and other transactions deemed to be credit sensitive.
     Brokerage receivables and brokerage payables consisted of the following at December 31:

In millions of dollars	2012	2011
Receivables from customers	$12,191	$19,991
Receivables from brokers, dealers, and clearing organizations	10,299	7,786
Total brokerage receivables (1)	$22,490	$27,777
Payables to customers	$38,279	$40,111
Payables to brokers, dealers, and clearing organizations	18,734	16,585
Total brokerage payables (1)	$57,013	$56,696

(1)	Brokerage receivables and payables are accounted for in accordance with ASC 940-320.